Loans Receivable - Summary of Information for Loans Receivable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans receivable [line items]
Loan receivable excluding accrued interest	$ 309	$ 640
Add: Accrued interest	5	92
Loan receivable including principal and interest received	314	732
Less: Principal and interest received		(423)
Loans receivable	314	309
Evergreen Medicinal Supply Inc. [member]
Disclosure of loans receivable [line items]
Loan receivable excluding accrued interest	$ 309	$ 265
Interest rate	8.00%	8.00%
Vert/Green Medical Inc. [member]
Disclosure of loans receivable [line items]
Loan receivable excluding accrued interest		$ 375
Interest rate		8.00%